Post-Retirement Benefit Obligations - Summary of Expected Contributions of Post-retirement Benefit Obligations (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [Line Items]
Expected payments	¥ 4,169	¥ 4,489
Less than 1 year [member]
Disclosure of defined benefit plans [Line Items]
Expected payments	165	168
2 to 5 years [member]
Disclosure of defined benefit plans [Line Items]
Expected payments	661	678
Between 6 and 10 years [member]
Disclosure of defined benefit plans [Line Items]
Expected payments	809	841
Over 10 years [member]
Disclosure of defined benefit plans [Line Items]
Expected payments	¥ 2,534	¥ 2,802